Note 22 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Trade payables	$ 4,283	$ 6,166
Electricity accrual	3,871	2,676
Audit fee	314	395
Dividends due	2,422	1,048
Other payables	990	692
Financial liabilities	11,880	10,977
Production and management bonus accrual - Blanket Mine	(2)	214
Other employee benefits - other	1,844	2,229
Other employee benefits - settlements	0	1,588
Leave pay	3,898	2,655
Bonus provision	591	190
Accruals	4,067	2,650
Non-financial liabilities	10,398	9,526
Total	$ 22,278	$ 20,503